Disaggregated Revenue Data	6 Months Ended
Jun. 30, 2019
Disaggregated Revenue Data [Abstract]
DISAGGREGATED REVENUE DATA

NOTE 4 - DISAGGREGATED REVENUE DATA:

a.	Set forth below is a breakdown of the Company’s revenue by geographic regions:

	Six-month period ended June 30		Three-month period ended June 30
	2019	2018	2019	2018
	U.S. dollars in thousands

Israel	535	479	219	208
USA	191	166	137	85
Other	95	110	38	4
Total	821	755	394	297

b.	Set forth below is a breakdown of the Company’s revenue by revenue stream:

	Six-month period ended June 30		Three-month period ended June 30
	2019	2018	2019	2018
	U.S. dollars in thousands
Revenues:
Revenues from sale of licenses	328	408	50	96
Revenues from provision of maintenance and support services	360	298	219	166
Revenues from SAAS (“software as a service”) arrangements	119	-	119	-
Revenues from provision of other services	14	49	6	35
Total revenues	821	755	394	297